CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common units issued	11,345,187	10,987,679
Common units outstanding	11,345,187	10,987,679
General Partners, units issued	237,822	230,524
General Partners, units outstanding	237,822	230,524